Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule Of Revenue By Product Category [Table Text Block]
The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2013	2014	2015
Electronic learning products	$40,902,630	$44,137,557	$24,637,772
Health products	10,098,466	9,876,415	8,101,683
Collectible products	29,642,629	15,413,624	5,646,352
Mobile phones	25,923,877	6,000,241	5,032,111
Kitchen and household	27,008,095	9,809,998	1,591,090
Fitness products	38,427,278	4,554,072	765,679
Cosmetics products	2,311,099	853,133	220,364
Consumer electronics products	807,764	61,161	88,811
Auto products	323,920	191,314	49,461
Other products	9,704,266	4,056,928	1,519,250

Total gross revenues	$185,150,024	$94,954,443	$47,652,573
Less: sales taxes	(439,144)	(199,721)	(106,962)

Total revenues, net	$184,710,880	$94,754,722	$47,545,611

Reconciliation Of Gross Profit From Segments To Consolidated [Table Text Block]
The gross profit by segments is as follows:

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412
Gross profit	$78,971,157	$13,248,311	$92,219,468

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919
Gross profit	$20,880,061	$16,951,742	$37,831,803

Year ended December 31, 2015	Direct sales	Distribution sales	Total
Revenue, net	$19,405,793	$28,139,818	$47,545,611
Cost of revenue	13,388,423	21,498,735	34,887,158
Gross profit	$6,017,370	$6,641,083	$12,658,453